[GRAPHIC OMITTED]
MORGAN KEEGAN
          MOR
      ACCOUNT





ANNUAL
REPORT FOR
BEDFORD SHARES

AUGUST 31, 2001

MONEY MARKET PORTFOLIO

MUNICIPAL MONEY
MARKET PORTFOLIO

GOVERNMENT
OBLIGATIONS MONEY
MARKET PORTFOLIO

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                                 PRIVACY NOTICE



The BEDFORD FAMILY of The RBB Fund, Inc. (the "Fund") is committed to protecting the confidentiality and security of your private investment records and personal information. Our policies and procedures are designed to safeguard your information and to permit only appropriate and authorized access to and use of this information.

In order to carry out the functions necessary to service your investment account, our service providers collect certain nonpublic personal information from you from the following sources:

     o Information we receive from you over the telephone, on applications, e-mails or other forms (e.g., your name, social security number and address); and

     o    Information about your transactions with the Fund

We restrict access to your personal and account information to those service providers and their employees who need to know that information to service your account. The Fund may also share all of the information (as described above) that we collect with companies that perform marketing services on our behalf or with other financial institutions with whom we have joint marketing agreements who may suggest additional Fund services or other investment products which may be of interest to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

You can be assured that the Fund considers your data to be private and confidential, and we will not disclose any nonpublic personal information about you to any unaffiliated third parties, except as permitted by law. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

If you have any questions or comments about our privacy practices, please call us at (800) 290-2358.

April 2001

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.

                       ANNUAL INVESTMENT ADVISER'S REPORT



     The U.S. economy slowed dramatically during the twelve months ended August 2001, as the excess capacity of prior years was pared down. Inventories and business spending on capital equipment fell sharply. The nation's gross domestic product in the second quarter of 2001 was revised down to 0.3% versus a robust 5.6% in the same quarter a year earlier. The strength in the economy remained the consumer, whose continued willingness to spend we believe kept the overall economy from joining the manufacturing sector in the midst of a recession. However, the jump in the unemployment rate to 4.9% in August was seen as a very real threat to the continuation of consumer confidence and spending. Inflation remained tame during the year, providing a positive background for the markets and a boost to investor sentiment, as both consumer and producer prices trended lower. The GDP price deflator, a measure of the rate of inflation, rose an annualized 2.1% in the second quarter versus 3.3% in the first quarter.

     The encouraging news on the inflation front was a key to Federal Reserve monetary policy. On seven separate occasions through August, the Fed reduced the federal funds rate from 6.5% to 3.5%, in an aggressive series of rate cuts aimed at rekindling the economy. As money market yields declined, the RBB Money Market Portfolio and the RBB Government Money Market Portfolio extended their average weighted maturities to the 60-day range. In addition, yield spreads between various taxable money market securities narrowed during the last six months and with only a few basis points between commercial paper and government securities, the Money Market and Government Obligations Portfolios frequently invested in agency discount notes to increase credit quality while maintaining yields. On August 31, 2001, assets in the RBB Money Market and RBB Government Portfolios were $1.18 billion and $127.8 million, respectively.

     Yields on municipal money market securities also declined this year, dictated largely by the Fed's accommodative monetary policy. One-year notes fell from about 3.20% in January to about 2.50% in August. At the same time, yields on variable rate demand notes continued to trade in a range of approximately 2-4%, based on changing supply and demand factors. The average weighted maturity of RBB Municipal Money Market Portfolio was lengthened from the 30-40 day range early in the year to the 50-60 day range as rates fell. The issuance of new municipal notes in July provided the Portfolio with ample opportunities to extend and diversify. On August 31, the Municipal Money Market Portfolio had assets of $155.3 million.

     The September 11th terrorist attacks on the U.S. were an unprecendented shock to our nation and the financial markets. We are very fortunate to be able to report that all our employees are safe, that our systems have remained fully operational and that the custody and safekeeping of the Fund's assets have not been affected.

                               BlackRock Institutional Management Corporation (Please dial toll-free 800-430-9618 for questions regarding your account or contact your broker.)

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Board of Directors of The RBB Fund, Inc.:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market, Municipal Money Market and Government Obligations Money Market Portfolios, separately managed portfolios of The RBB Fund, Inc. (the "Fund") at August 31, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 15, 2001

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 2001


                                                        PAR
                                                       (000)         VALUE
                                                     ---------  --------------

CERTIFICATES OF DEPOSIT--14.7%
DOMESTIC CERTIFICATES OF DEPOSIT--6.4%
Household Bank FSB
   3.550% 10/12/01 .............................      $25,000   $   24,999,434
Washington Mutual Bank
   3.720% 10/18/01 .............................       50,000       49,998,706
                                                                --------------
                                                                    74,998,140
                                                                --------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--8.3%
Canadian Imperial Bank of Commerce
   4.610% 09/28/01 .............................       11,000       11,000,000
   4.270% 04/23/02 .............................       10,000        9,999,968
   4.295% 04/23/02 .............................       10,000        9,999,377
Royal Bank of Canada
   4.028% 07/15/02 .............................       13,000       12,999,726
   3.805% 07/26/02 .............................        6,000        5,998,426
Svenska Handelsbanken
   5.000% 02/07/02 .............................       30,000       30,060,467
   4.040% 07/12/02 .............................       12,000       12,001,003
Toronto-Dominion Bank (The)
   4.045% 07/30/02 .............................        5,000        4,995,347
                                                                --------------
                                                                    97,054,314
                                                                --------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $172,052,454) .....................                   172,052,454
                                                                --------------
COMMERCIAL PAPER--48.0%
ABRASIVE ASBESTOS & MISC. NONMETALLIC MINERAL PRODUCTS--2.1%
Compagnie de Saint-Gobain SA
   3.670% 10/12/01 .............................       25,000       24,895,507
                                                                --------------
ASSET BACKED SECURITIES--21.4%
Amstel Funding Corp.
   3.730% 10/03/01 .............................       15,000       14,950,267
Barton Capital Corp.
   3.580% 10/04/01 .............................        7,725        7,699,649
Dakota Notes Program
   3.580% 10/05/01 .............................       40,000       39,864,755
Edison Asset Securitization LLC.
   3.470% 10/22/01 .............................       45,000       44,778,787
Fairway Funding Ltd.
   3.560% 09/14/01 .............................       33,522       33,478,905
   3.750% 09/14/01 .............................       25,000       24,966,146
Four Winds Funding Corp.
   3.720% 09/04/01 .............................       55,000       54,982,950



                                                        PAR
                                                       (000)         VALUE
                                                     ---------  --------------

ASSET BACKED SECURITIES--(CONTINUED)
Moriarty Ltd.
   4.480% 09/27/01 .............................      $11,000   $   10,964,409
Pennine Funding LLC.
   3.570% 10/04/01 .............................       20,078       20,012,295
                                                                --------------
                                                                   251,698,163
                                                                --------------
BANKS--8.0%
AB Spintab (A-1, P-1)
   3.660% 10/12/01 .............................       25,000       24,895,792
Depfa-Bank Europe PLC.
   3.600% 12/17/01 .............................       25,000       24,732,500
   4.550% 09/26/01 .............................       15,000       14,952,604
UBS Finance (Delaware) Inc.
   4.420% 10/09/01 .............................       15,000       14,930,017
   4.330% 10/11/01 .............................       15,000       14,927,833
                                                                --------------
                                                                    94,438,746
                                                                --------------
FOOD & KINDRED PRODUCTS--2.9%
Diageo Capital PLC.
   3.550% 01/17/02 .............................       34,000       33,537,317
                                                                --------------
HOSPITAL & MEDICAL SERVICE PLANS--2.3%
United Healthcare Corp.
   3.780% 09/04/01 .............................       26,500       26,491,652
                                                                --------------
PERSONAL CREDIT INSTITUTIONS--0.8%
Ford Motor Credit Company
   3.560% 10/12/01 .............................       10,000        9,959,455
                                                                --------------
PHARMACEUTICAL PREPARATIONS--4.2%
American Home Products Corp.
   3.670% 10/12/01 .............................       25,000       24,895,507
   3.630% 10/26/01 .............................       25,000       24,861,354
                                                                --------------
                                                                    49,756,861
                                                                --------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--2.1%
CIT Group, Inc.
   3.580% 10/24/01 .............................       25,000       24,868,236
                                                                --------------
TELEPHONE COMMUNICATIONS--4.2%
AT&T Corp.
   3.700% 09/24/01 .............................       50,000       49,881,805
                                                                --------------
     TOTAL COMMERCIAL PAPER
       (Cost $565,527,742) .....................                   565,527,742
                                                                --------------


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 2001


                                                        PAR
                                                       (000)         VALUE
                                                     ---------  --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS--6.5%
FNMA
   4.310% 11/08/01 .............................      $11,688   $   11,592,847
   4.270% 12/19/01 .............................       16,500       16,286,678
   4.510% 02/08/02 .............................       23,000       22,538,978
   4.150% 02/08/02 .............................       10,000        9,815,556
   4.210% 03/08/02 .............................        5,000        4,890,072
   6.750% 08/15/02 .............................       10,000       10,269,789
                                                                --------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $75,393,920) ......................                    75,393,920
                                                                --------------
MUNICIPAL BONDS--4.2%
FLORIDA--0.1%
Coral Springs VRDN IDR (Alliance
   Corp.) (Suntrust Bank, Central FL
   LOC) Series 1995+
   3.650% 09/05/01 .............................        1,700        1,700,000
                                                                --------------
GEORGIA--0.7%
De Kalb County Development Authority
   VRDN Series 1995 B (Emory
   University Project)+
   3.600% 09/07/01 .............................        8,880        8,880,000
                                                                --------------
ILLINOIS--0.4%
Illinois Health Facilities Authority
   VRDN (The Streeterville Corp.
   Project) Series 1993-B (Bank One
   N.A. LOC)+
   3.650% 09/05/01 .............................        4,400        4,400,000
                                                                --------------
INDIANA--0.1%
Bremen IDR Bond VRDN
   Series 1996 B (Society National
   Bank, Cleveland LOC)+
   3.650% 09/06/01 .............................        1,040        1,040,000
                                                                --------------
KENTUCKY--0.4%
Boone County Taxable IDR Refunding
   Bonds VRDN (Square D Company
   Project) Series 1994-B (Societe
   Generale LOC)+
   3.650% 09/05/01 .............................        4,200        4,200,000
                                                                --------------



                                                        PAR
                                                       (000)         VALUE
                                                     ---------  --------------

MISSISSIPPI--0.8%
Mississippi Business Finance Corp.,
   IDR Bond VRDN (Choctaw Foods
   Inc. Project) Series 1995
   (Rabobank Nederland LOC)+
   3.650% 09/07/01 .............................      $ 4,400   $    4,400,000
Mississippi Business Finance Corp.,
   IDR Bond VRDN (Dana Lighting
   Inc.) (Suntrust Bank, Central FL
   LOC) Series 1995+
   3.650% 09/07/01 .............................        5,100        5,100,000
                                                                --------------
                                                                     9,500,000
                                                                --------------
NORTH CAROLINA--0.4%
City of Asheville VRDN (Wachovia
   Bank LOC)+
   3.550% 09/05/01 .............................        5,000        5,000,000
                                                                --------------
TEXAS--1.3%
South Central Texas Industrial
   Development Corp. Taxable IDR
   Revenue Bond VRDN (Rohr
   Industries Project) Series 1990
   (NBD Bank N.A. LOC)+
   3.650% 09/05/01 .............................       14,800       14,800,000
                                                                --------------
     TOTAL MUNICIPAL BONDS
       (Cost $49,520,000) ......................                    49,520,000
                                                                --------------
VARIABLE RATE OBLIGATIONS--19.1%
BANKS--7.5%
Citigroup Inc.++
   3.643% 09/12/01 .............................       41,000       41,000,000
First Union National Bank++
   3.690% 09/10/01 .............................       15,000       15,000,000
   3.600% 09/25/01 .............................       20,000       20,000,000
Natexis Banque Populares++
   3.530% 09/28/01 .............................       12,000       11,997,297
                                                                --------------
                                                                    87,997,297
                                                                --------------


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 2001


                                                        PAR
                                                       (000)         VALUE
                                                     ---------  --------------


LIFE INSURANCE--4.4%
Prudential Funding Corporation++
   3.660% 11/16/01 .............................      $11,500   $   11,506,295
Transamerica Life Insurance &
   Annuity Co.++
   4.140% 09/04/01 .............................       40,000       40,000,000
                                                                --------------
                                                                    51,506,295
                                                                --------------
SECURITY BROKERS & DEALERS--7.2%
Lehman Brothers Holdings, Inc.++
   3.570% 09/04/01 .............................       30,000       30,000,000
Merrill Lynch & Co. Inc.++
   3.569% 11/14/01 .............................       40,000       40,000,746
Salomon Smith Barney Holdings
   Inc.++
   3.888% 10/08/01 .............................       15,000       15,001,519
                                                                --------------
                                                                    85,002,265
                                                                --------------
     TOTAL VARIABLE RATE OBLIGATIONS
       (Cost $224,505,857) .....................                   224,505,857
                                                                --------------
MEDIUM TERM NOTES--5.5%
General Electric Capital Corp.
   3.815% 07/30/02 .............................       10,000       10,000,000
Goldman Sachs Group Inc.
   3.910% 09/10/01 .............................       15,000       15,000,000
   3.740% 04/30/02 .............................       24,000       24,000,000
Merrill Lynch & Co. Inc.
   4.300% 04/24/02 .............................        7,000        7,000,000
Textron Inc.
   6.750% 09/15/02 .............................        8,400        8,655,577
                                                                --------------
     TOTAL MEDIUM TERM NOTES
       (Cost $64,655,577)                                           64,655,577
                                                                --------------



                                                        PAR
                                                       (000)         VALUE
                                                     ---------  --------------

REPURCHASE AGREEMENTS--1.8%
Morgan Stanley & Co. Inc.
   (Agreement dated 08/31/01 to be
   repurchased at $21,508,791
   collateralized by $112,201
   Federal  Home Loan  Mortgage
   Corporation  Collateralized  Mortgage
   Obligation at a rate of 8.00% due
   03/01/30,  and $22,037,971 Federal
   National Mortgage  Corporation
   Strips due  12/15/27.  Market Value
   of  collateral  is $22,150,172.)
   3.680% 09/04/01 .............................      $21,500   $   21,500,000
                                                                --------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $21,500,000) ......................                    21,500,000
                                                                --------------
TOTAL INVESTMENTS AT VALUE -- 99.8%
   (Cost $1,173,155,550*) ......................                 1,173,155,550
                                                                --------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES -- 0.2% ......................                     2,749,793
                                                                --------------
NET ASSETS (Applicable to
   676,961,621  Bedford shares,
   194,539 Cash Preservation shares,
   201,632,735 Sansom Street shares,
   297,112,771 Principal Shares,
   and 800 other shares) -- 100.0%                              $1,175,905,343
                                                                ==============
NET ASSET VALUE, Offering and
   Redemption Price Per Share
   ($1,175,905,343 / 1,175,902,466)                                      $1.00
                                                                         =====

*    Also cost for Federal income tax purposes.
+ Variable Rate Demand Note -- The interest rate shown is the rate as of August 31, 2001 and the maturity date shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be recovered through demand.
++ Variable Rate Obligations -- The interest rate shown is the rate as of August 31, 2001 and the maturity date shown is the next interest rate readjustment date or the maturity date.

INVESTMENT ABBREVIATIONS
VRDN ............................. Variable Rate Demand Note
LOC ....................................... Letter of Credit
IDR ......................... Industrial Development Revenue

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 2001


                                                        PAR
                                                       (000)         VALUE
                                                     ---------  --------------

MUNICIPAL BONDS--99.3%
ALABAMA--5.4%
Columbia IDA PCR RB Series 1998
   DN (Southtrust Bank LOC)+
   2.700% 09/04/01 .............................      $ 3,500     $  3,500,000
Homewood Educational-Samford
   University Educational Facilities RB
   DN Series 2000+
   2.550% 09/04/01 .............................          950          950,000
Jefferson County GO Warrants 2001
   B DN (Morgan Guaranty LOC)+
   2.550% 09/04/01 .............................          400          400,000
Steele IDA RB Series 2001 AMT DN
   (Southtrust Bank LOC)+
   2.300% 09/07/01 .............................        2,000        2,000,000
Tuscaloosa County IDA RB
   Series 2000 A AMT DN (SouthTrust
   Bank LOC)+
   2.260% 09/07/01 .............................        1,585        1,585,000
                                                                  ------------
                                                                     8,435,000
                                                                  ------------
ARIZONA--0.6%
Cochise County PCR RB Solid Waste
   Disposal Pooled Series 1994 A
   AMT MB (National Rural Utilities
   LOC)++
   3.650% 09/01/01 .............................        1,000        1,000,000
                                                                  ------------
FLORIDA--1.3%
Putnam County Development
   Authority PCR RB MB Series H
   1984 (National Rural Utilities Co-op
   Seminole Electric Project)++
   3.250% 09/15/01 .............................        2,000        2,000,000
                                                                  ------------
GEORGIA--0.2%
Chatham County School District GO
   Bonds Series 1995 B MB
   5.200% 08/01/02 .............................          300          307,156
                                                                  ------------
HAWAII--1.9%
Hawaii State Airport Zurich Capital
   Markets Receipts, Series ZTC 24
   AMT DN (FGIC, ZCM Matched
   Funding)+
   2.210% 09/07/01 .............................        1,000        1,000,000




                                                        PAR
                                                       (000)         VALUE
                                                     ---------  --------------

HAWAII--(CONTINUED)
Hawaii State Housing Finance &
   Development Corporation Rental
   Housing System RB DN
   Series 1990 B (Ind. Bank of Japan
   LOC)+
   2.600% 09/07/01 .............................      $ 1,900     $  1,900,000
                                                                  ------------
                                                                     2,900,000
                                                                  ------------
ILLINOIS--15.5%
Addison, Village Of, Dupage County,
   IDA RB AMT DN 1988 (General
   Binding Corp. Project) (ABN AMRO
   Bank LOC)+
   2.320% 09/07/01 .............................        1,300        1,300,000
Chicago Guernsey Bel Inc. Industrial
   Development RB AMT Series 1996 B
   DN (ABN Amro BANK LOC)+
   2.130% 09/07/01 .............................        1,400        1,400,000
Chicago O'Hare International Airport
   ZTC 26 AMT DN (Ambac Insurance,
   ZCM Matched Funding)+
   2.210% 09/07/01 .............................        2,900        2,900,000
Chicago O'Hare International Airport
   ZTC Series 8 AMT DN (Ambac
   Insurance, ZCM Matched Funding)+
   2.210% 09/07/01 .............................        4,980        4,980,000
Chicago Skyway Toll Bridge ZTC
   Series 3 DN (Ambac Insurance,
   ZCM Matched Funding)+
   2.110% 09/07/01 .............................          365          365,000
Chicago, City Of, IDA RB AMT DN
   (Goose Island Beer O. Project)
   (ABN AMRO Bank LOC)+
   2.320% 09/07/01 .............................        1,700        1,700,000
Cook County GO MB Series 1991
   (Kredietbank LOC)
   6.750% 11/01/01 .............................        2,000        2,051,361
Du Page County - Trust Certificates
   B Series - A Bear Stearns
   Municipal Securities Trust
   Receipts Series 9010 ClA DN
   (Financial Security Assurance -
   Bear Stearns)+
   2.170% 09/07/01 .............................        2,000        2,000,000


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 2001


                                                        PAR
                                                       (000)         VALUE
                                                     ---------  --------------

ILLINOIS--(CONTINUED)
Illinois Development Finance Authority
   Multifamily RB DN P Floats Pt-515
   (Merrill Lynch & Co. Inc. LOC)+
   2.280% 09/07/01 .............................      $ 7,350     $  7,350,000
                                                                  ------------
                                                                    24,046,361
                                                                  ------------
INDIANA--6.7%
Bremen IDA RB Series 1996 A AMT
   DN (Universal Bearings, Inc.
   Project Private Placement)
   (Keybank LOC)+
   2.330% 09/07/01 .............................        3,100        3,100,000
Indiana Development Finance
   Authority IDA RB DN (Enterprise
   Center I Project) (Bank One,
   Illinois LOC)+
   2.150% 09/07/01 .............................        2,900        2,900,000
Indiana Development Finance
   Authority Economic Development
   AMT RB DN (Saroyan Hardwoods
   Inc. Project) (FifthThird Bank LOC)+
   2.350% 09/07/01 .............................        1,400        1,400,000
Indiana Development Finance
   Authority IDA RB AMT DN
   (Enterprise Center II Project)
   (Bank One Illinois LOC)+
   2.110% 09/07/01 .............................        3,000        3,000,000
                                                                  ------------
                                                                    10,400,000
                                                                  ------------
KENTUCKY--5.6%
Green County School District School
   Building RB MB (Lease-Backed)
   2001
   4.500% 04/01/02 .............................          165          165,930
Henderson Industrial Building RB
   AMT DN 1997 (Shamrock
   Technologies) (First Union
   National Bank LOC)+
   2.350% 09/07/01 .............................        2,391        2,391,000
Jefferson County RB Series 1999A
   AMT DN (Atlas Manufacturing
   Industrial Building) (Bank One
   Kentucky LOC)+
   2.350% 09/07/01 .............................        4,075        4,075,000




                                                        PAR
                                                       (000)         VALUE
                                                     ---------  --------------

KENTUCKY--(CONTINUED)
Kentucky Development Financial
   Authority RB MB Series 1991
   6.750% 11/01/01 .............................      $ 2,000     $  2,050,696
                                                                  ------------
                                                                     8,682,626
                                                                  ------------
LOUISIANA--0.4%
Louisiana Public Facilities Authority
   Hospital Refunding RB Series 1992
   MB (Financial Security Assurance
   LOC)
   6.300% 05/15/02 .............................          535          558,401
                                                                  ------------
MAINE--1.3%
Maine Municipal Bond Bank
   Refunding RB Series 1993 A MB
   4.800% 11/01/01 .............................        2,075        2,080,239
                                                                  ------------
MARYLAND--1.8%
Maryland State Economic
   Development Corp. RB AMT
   (John Schmitz & Sons Inc. Project)
   DN (Allfirst Bank LOC)+
   2.210% 09/07/01 .............................        2,810        2,810,000
                                                                  ------------
MICHIGAN--8.0%
Michigan Municipal Bond Authority
   MB Series 2001 A
   4.000% 04/11/02 .............................        3,585        3,604,450
Michigan State Strategic Fund Limited
   AMT DN (Banc One, Kay Screen
   Printing Project, LOC)+
   2.350% 09/07/01 .............................        1,600        1,600,000
Michigan State Strategic Fund Limited
   Obligation RB Series 2000 AMT DN
   (Comerica Bank LOC)+
   2.200% 09/07/01 .............................        2,590        2,590,000
Michigan State Strategic Fund
   Saginaw Pro Limited Obligation RB
   Series 2001 AMT DN (Comerica
   Bank Detroit LOC)+
   2.200% 09/07/01 .............................        3,500        3,500,000


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 2001



                                                        PAR
                                                       (000)         VALUE
                                                     ---------  --------------

MICHIGAN--(CONTINUED)
Oakland County Economic
   Development Corp. Glass & Mirror
   Limited Obligation RB Series 2000
   AMT DN (Banc One LOC)+
   2.200% 09/07/01 .............................      $ 1,200     $  1,200,000
                                                                  ------------
                                                                    12,494,450
                                                                  ------------
MISSOURI--3.8%
Bridgeton IDA RB AMT DN
   (Commerce Bank, N.A. Gold Dust
   LLC Project, LOC)+
   2.210% 09/07/01 .............................        1,225        1,225,000
Maries County IDA RB (Kingsford)
   Tax-Exempt Adjustable Mode Solid
   Waste Series 1993 AMT DN
   (Clorox LOC)+
   2.200% 09/07/01 .............................        1,900        1,900,000
St. Charles IDA Variable Rate Land
   Development Co. AMT DN
   (Commerce Bank, N.A. LOC)+
   2.350% 09/07/01 .............................        2,800        2,800,000
                                                                  ------------
                                                                     5,925,000
                                                                  ------------
NEW HAMPSHIRE--0.6%
New Hampshire State Housing
   Finance Authority AMT DN - First
   Union Merlots Series 2001 A-51
   Merlot 2001A-51 (First Union
   National Bank LOC)+
   2.260% 09/07/01 .............................        1,000        1,000,000
                                                                  ------------
NEW JERSEY--1.5%
New Jersey Economic Development
   Authority Natural Gas Facilities
   Refunding RB Series 1995 A
   (Societe Generale LOC)+
   2.550% 09/04/01 .............................        1,300        1,300,000
Secaucus BAN Series 2001
   3.300% 01/18/02 .............................        1,000        1,001,974
                                                                  ------------
                                                                     2,301,974
                                                                  ------------




                                                        PAR
                                                       (000)         VALUE
                                                     ---------  --------------

NEW YORK--1.2%
Ulster County IDA RB 1998A AMT
   DN (Viking Industries, Inc. Project)
   (Key Corp. Bank N.A. LOC)+
   2.330% 09/07/01 .............................      $ 1,785     $  1,785,000
                                                                  ------------
NORTH CAROLINA--1.2%
Gates County Industrial Facilities
   PCR RB AMT DN (Coxe-Lewis
   Project) (First Union National
   Bank LOC)+
   2.350% 09/07/01 .............................        1,650        1,650,000
Guilford County Industrial Facilities
   PCR RB DN Series 2000 (Bank of
   America LOC)+
   2.200% 09/07/01 .............................           50           50,000
Lee County Industrial Facilities PCR
   RB AMT Series 1999 DN
   (Var-Arden Corp Project)
   (Comerica Bank Detroit LOC)+
   2.200% 09/07/01 .............................          200          200,000
                                                                  ------------
                                                                     1,900,000
                                                                  ------------
OHIO--13.0%
American Municipal Power Inc. BAN
   2.850% 08/22/02 .............................        1,000        1,000,000
Brecksville BAN Series 2001
   3.200% 09/04/01 .............................          700          700,015
Butler County BAN Series 2001B
   2.970% 06/13/02 .............................        1,000        1,001,973
Cuyahoga County (Cleveland Gear)
   IDA RB Series 1998 AMT DN
   (Key Corp. Bank N.A. LOC)+
   2.330% 09/07/01 .............................        1,200        1,200,000
Forest Park BAN Series 2000
   5.260% 10/11/01 .............................        1,200        1,201,019
Highland Heights BAN Series 2001
   3.500% 12/13/01 .............................        1,500        1,502,491
Jackson Center School District
   Sheldy County BAN Series 2001
   3.530% 12/13/01 .............................        1,195        1,197,253
Jefferson County BAN Series 2000
   4.980% 11/15/01 .............................        2,000        2,000,705
Lyndhurst BAN Series 2001
   3.600% 03/14/02 .............................        1,350        1,351,734


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 2001


                                                        PAR
                                                       (000)         VALUE
                                                     ---------  --------------

OHIO--(CONTINUED)
Marysville Vehicle and Equipment GO
   Notes Series 2001 MB
   3.660% 03/14/02 .............................      $ 1,065     $  1,066,419
Ohio State Water Development
   Authority Solid Waste Facilities
   Revenue BAN Series 2001A
   2.850% 08/01/02 .............................        2,000        2,000,000
Olmsted Falls BAN Series 2000
   4.700% 10/26/01 .............................          650          650,234
Parma Heights BAN Series 2000
   4.650% 09/21/01 .............................          700          700,473
Sandusky BAN Series 2000
   3.875% 09/12/01 .............................          625          625,130
Stark County BAN Series 2001
   3.500% 12/26/01 .............................        1,000        1,002,494
Toledo BAN Series 2001
   3.500% 10/25/01 .............................        1,000        1,000,652
Trumbull County IDA RB Series 1995
   AMT DN (Society National Bank
   LOC)+
   2.330% 09/07/01 .............................        1,955        1,955,000
                                                                  ------------
                                                                    20,155,592
                                                                  ------------
OKLAHOMA--1.8%
Muskogee Industrial Trust PCR RB
   Series 1995 A DN (Oklahoma Gas
   and Electric Co. LOC)+
   2.150% 09/07/01 .............................        1,500        1,500,000
Oklahoma County Finance Authority
   IDA RB AMT Series 1998 DN
   (Southwest Electric Co. Project)
   (Bank One Oklahoma LOC)+
   2.350% 09/07/01 .............................        1,250        1,250,000
                                                                  ------------
                                                                     2,750,000
                                                                  ------------
SOUTH CAROLINA--1.3%
Greer Combined Utility System RB
   BAN Series 2001-A
   3.250% 06/03/02 .............................        1,000        1,003,294




                                                        PAR
                                                       (000)         VALUE
                                                     ---------  --------------

SOUTH CAROLINA--(CONTINUED)
Western Regional Sewer Authority
   System RB Series 2001 MB
   (Financial Security Assurance LOC)
   4.000% 03/01/02 .............................      $ 1,000     $  1,004,357
                                                                  ------------
                                                                     2,007,651
                                                                  ------------
TENNESSEE--5.4%
City of Jackson IDA RB AMT DN
   (Quadion Corporation Project)
   (Suntrust Bank, N.A. LOC)+
   2.300% 09/07/01 .............................        2,600        2,600,000
Morristown IDA AMT DN (Petoskey
   Plastic Project) (Comerica Bank
   LOC)+
   2.300% 09/07/01 .............................        5,735        5,735,000
                                                                  ------------
                                                                     8,335,000
                                                                  ------------
TEXAS--7.9%
Austin Airport System Revenue
   Financial Sevices Department
   AMT First Union 2A-7 Merlots
   Series 2000 J DN (MBIA
   Insurance, First Union LOC)+
   2.260% 09/07/01 .............................        3,000        3,000,000
Corpus Christi GO Bonds
   Series 1992 MB (FGIC Insurance
   LOC)++
   6.700% 03/01/02 .............................          975        1,001,727
Denton IDA AMT DN (Hartzell
   Manufacturing Inc. Project)
   (National City Bank of Cleveland
   LOC)+
   2.450% 09/07/01 .............................        1,300        1,300,000
Texas State Housing & Finance
   Authority Pt-1280 Community
   Affairs DN (Merril Lynch LOC)+
   2.310% 09/07/01 .............................        1,000        1,000,000
Texas State Municipal Trust
   Certification ZTC 5 College Student
   Loan RB AMT DN Series 2000
   (ZCM Matched Funding LOC)+
   2.210% 09/07/01 .............................        5,990        5,990,000
                                                                  ------------
                                                                    12,291,727
                                                                  ------------


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 2001


                                                        PAR
                                                       (000)         VALUE
                                                     ---------  --------------

VIRGINIA--1.5%
Dinwiddie County IDA Exempt Facility
   RB DN Series 1998 A (Bank of
   America LOC)+
   2.650% 09/04/01 .............................      $   300     $    300,000
Smyth County IDA RB AMT DN
   (Summit Properties Project) (Fifth
   Third Bank LOC)+
   2.250% 09/07/01 .............................          100          100,000
Virginia State Housing Authority,
   Stem Commonwealth Mortgage
   Bonds Series C MB++
   2.700% 10/11/01 .............................        2,000        2,000,000
                                                                  ------------
                                                                     2,400,000
                                                                  ------------
WASHINGTON--2.3%
Port Douglas County Development
   Corp. RB Series 1996 AMT DN
   (Key Bank N.A. LOC)+
   2.230% 09/07/01 .............................        2,640        2,640,000
Port Seattle RB Series D AMT MB
   5.500% 02/01/02 .............................        1,000        1,008,782
                                                                  ------------
                                                                     3,648,782
                                                                  ------------
WISCONSIN--9.1%
Beloit School District TRAN
   Series 2000
   4.550% 10/26/01 .............................          500          500,036
Menasha Joint School District BAN
   Series 2001
   3.120% 06/17/02 .............................        1,000        1,000,979
Mequon, City of, IDA RB AMT DN
   (Johnson Level GRW Investment
   Project) (Bank One Wisconsin
   LOC)+
   2.350% 09/07/01 .............................        1,090        1,090,000
Oak Creek IDA RB Series 2001 AMT
   DN (Bank One Wisconsin LOC)+
   2.350% 09/07/01 .............................        1,000        1,000,000




                                                        PAR
                                                       (000)         VALUE
                                                     ---------  --------------

WISCONSIN--(CONTINUED)
Waukesha School District TRAN
   Series 2001
   3.000% 08/21/02 .............................      $ 2,000   $    2,007,179
Whitewater IDA RB - Husco
   International I AMT DN (ABN Amro
   LOC)+
   2.130% 09/07/01 .............................        2,000        2,000,000
Wisconscin State Health &
   Educational Facilities Authority RB
   Series 1992 MB (FGIC Insurance
   LOC)
   6.500% 08/15/02 .............................        2,000        2,109,191
Wisconsin Housing & Economic
   Development Authority MB
   P-Floats PT-323 AMT DN
   (Transamerica Life And Annuity
   Company)
   2.180% 09/07/01 .............................        3,330        3,330,000
Wisconsin State GO Bonds MB
   Series 1992 A+
   6.300% 05/01/02 .............................        1,000        1,020,372
                                                                  ------------
                                                                    14,057,757
                                                                  ------------
     TOTAL MUNICIPAL BONDS
       (Cost $154,272,716) .....................                   154,272,716
                                                                  ------------
TOTAL INVESTMENTS AT VALUE -- 99.3%
   (Cost $154,272,716*) ........................                   154,272,716
                                                                  ------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES -- 0.7% ......................                     1,060,112
                                                                  ------------
NET ASSETS (Applicable to
   155,328,829 Bedford shares,
   115,584 Cash Preservation shares,
   and 800 other shares) -- 100.0% .............                  $155,332,828
                                                                  ============
NET ASSET VALUE, Offering and
   redemption price per share
   ($155,332,828 / 155,445,213) ................                         $1.00
                                                                         =====


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 2001


*    Also cost for Federal income tax purposes.
+ Variable Rate Demand Notes -- The interest rate shown is the rate as of August 31, 2001 and the maturity shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.
++   Put Bonds -- Maturity date is the put date.

INVESTMENT ABBREVIATIONS
AMT .................................Alternative Minimum Tax
BAN ..................................Bond Anticipation Note
DN ..............................................Demand Note
GO ......................................General Obligations
LOC ........................................Letter of Credit
IDA ........................Industrial Development Authority
MB ...........................................Municipal Bond
PCR ...............................Pollution Control Revenue
RAN ...............................Revenue Anticipation Note
RAW ...........................Revenue Anticipation Warrants
RB .............................................Revenue Bond
TAN ...................................Tax Anticipation Note
TECP ............................Tax Exempt Commercial Paper
TRAN ......................Tax and Revenue Anticipation Note


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 2001


                                                        PAR
                                                       (000)         VALUE
                                                     ---------  --------------

AGENCY OBLIGATIONS--46.1%
FEDERAL FARM CREDIT BANK--3.1%
   6.100% 09/24/01 .............................      $ 2,000     $  2,001,323
   5.520% 02/25/02 .............................        2,000        2,018,596
                                                                  ------------
                                                                     4,019,919
                                                                  ------------
FEDERAL HOME LOAN BANK--3.0%
   3.670% 09/12/01 .............................        3,850        3,845,683
                                                                  ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION--9.0%
   3.680% 09/13/01 .............................        3,000        2,996,320
   3.590% 10/18/01 .............................        3,000        2,985,939
   6.520% 01/02/02 .............................        2,585        2,597,573
   4.580% 02/28/02 .............................        3,000        2,931,300
                                                                  ------------
                                                                    11,511,132
                                                                  ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--31.0%
   4.695% 09/06/01 .............................        5,000        4,996,740
   3.560% 09/13/01 .............................        5,000        4,994,067
   4.100% 10/11/01 .............................        5,000        4,977,222
   3.530% 10/11/01 .............................        2,000        1,992,155
   4.270% 12/19/01 .............................        3,000        2,961,214
   4.780% 01/11/02 .............................        3,000        2,947,420
   3.850% 05/03/02 .............................        3,000        2,921,717
   3.790% 05/31/02 .............................        8,000        7,770,915
   3.950% 07/05/02 .............................        1,000          999,626
   3.375% 08/09/02 .............................        2,000        1,935,875
   6.750% 08/15/02 .............................        3,000        3,084,808
                                                                  ------------
                                                                    39,581,759
                                                                  ------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $58,958,493) ......................                    58,958,493
                                                                  ------------
VARIABLE RATE OBLIGATIONS--35.2%
FEDERAL FARM CREDIT BANK--3.9%
   3.513% 09/11/01+ ............................        5,000        5,000,000
                                                                  ------------
FEDERAL HOME LOAN BANK--11.7%
   3.495% 09/20/01+ ............................        5,000        4,998,914
   3.570% 10/12/01+ ............................        5,000        4,999,617
   3.540% 10/19/01+ ............................        5,000        4,999,551
                                                                  ------------
                                                                    14,998,082
                                                                  ------------




                                                        PAR
                                                       (000)         VALUE
                                                     ---------  --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION--7.9%
   3.790% 09/04/01+ ............................      $ 5,000     $  4,999,508
   3.630% 10/08/01+ ............................        5,000        4,996,229
                                                                  ------------
                                                                     9,995,737
                                                                  ------------
STUDENT LOAN MARKETING ASSOCIATION--11.7%
   3.776% 09/04/01+ ............................       10,000        9,999,167
   3.876% 09/04/01+ ............................        5,000        5,000,999
                                                                  ------------
                                                                    15,000,166
                                                                  ------------
     TOTAL VARIABLE RATE OBLIGATIONS
       (Cost $44,993,985) ......................                    44,993,985
                                                                  ------------
REPURCHASE AGREEMENTS--18.6%
J.P. Morgan Securities Inc.
   (Agreement dated 08/31/01 to be
   repurchased at $8,803,698
   collateralized by $8,716,000
   Federal Home Loan Bank Bond
   5.625% to 5.75% due 03/15/09 to
   03/15/11. Market Value of collateral
   is $9,068,210.)
   3.680% 09/04/01 .............................        8,800        8,800,000
UBS Warburg LLC
   (Agreement dated 08/24/01 to be
   repurchased at $15,045,338
   collateralized by $15,540,000 par
   Federal National Mortgage
   Corporation Collateralized Mortgage
   Obligation at a rate of 6.50% due
   06/01/31. Market Value of collateral
   is $15,454,186.)
   3.510% 09/24/01 .............................       15,000       15,000,000
                                                                  ------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $23,800,000) ......................                    23,800,000
                                                                  ------------


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 2001


                                                                     VALUE
                                                                 -------------


TOTAL INVESTMENTS AT VALUE -- 99.9%
   (Cost $127,752,478*) ........................                  $127,752,478
                                                                  ------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES -- 0.1% ......................                        52,820
                                                                  ------------
NET ASSETS (Applicable to
   127,863,342 Bedford shares and
   800 other shares) -- 100.0% .................                  $127,805,298
                                                                  ============
NET ASSET VALUE, Offering and
   redemption price per share
   ($127,805,299 / 127,864,142) ................                         $1.00
                                                                         =====

*    Also cost for Federal income tax purposes.
+ Variable Rate Obligations -- The interest rate is the rate as of August 31, 2001 and the maturity date shown is the longer of the next interest readjustment date or the maturity date.


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            STATEMENTS OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 2001


                                                                                               GOVERNMENT
                                                                               MUNICIPAL       OBLIGATIONS
                                                             MONEY MARKET    MONEY MARKET     MONEY MARKET
                                                               PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                              -----------      ----------      ----------
Investment Income
   Interest ................................................  $68,795,929      $5,485,034      $6,292,583
                                                              -----------      ----------      ----------
Expenses
   Distribution fees .......................................    4,804,602         954,855         775,772
   Investment advisory fees ................................    4,622,883         514,091         536,815
   Transfer agent fees .....................................      369,390          39,563          17,614
   Printing fees ...........................................      298,558          83,069          38,113
   Registration fees .......................................      257,511          94,890          40,024
   Custodian fees ..........................................      199,876          40,024          33,031
   Legal fees ..............................................      193,455          30,466           4,042
   Audit fees ..............................................      167,023          13,954           1,850
   Directors' fees .........................................       94,907           6,478           2,750
   Insurance expense .......................................       90,630           2,815           2,090
   Service organization fees ...............................       13,772              --              --
   Miscellaneous ...........................................        2,300           2,100           3,490
   Administration fees .....................................           --         146,883              --
                                                              -----------      ----------      ----------
        Total expenses .....................................   11,114,907       1,929,188       1,455,591

   Less fees waived ........................................   (1,878,434)       (581,829)       (262,095)
   Less expense reimbursement by advisor ...................      (23,214)        (24,441)             --
                                                              -----------      ----------      ----------
        Net expenses .......................................    9,213,259       1,322,918       1,193,496
                                                              -----------      ----------      ----------
Net investment income ......................................   59,582,670       4,162,116       5,099,087
                                                              -----------      ----------      ----------
Realized gain/(loss) on investments ........................      105,064         (37,788)           (826)
                                                              -----------      ----------      ----------
Net increase in net assets resulting from operations .......  $59,687,734      $4,124,328      $5,098,261
                                                              ===========      ==========      ==========


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  MUNICIPAL MONEY
                                            MONEY MARKET PORTFOLIO                MARKET PORTFOLIO
                                      --------------------------------    ---------------------------------
                                          FOR THE         FOR THE            FOR THE           FOR THE
                                         YEAR ENDED      YEAR ENDED         YEAR ENDED        YEAR ENDED
                                      AUGUST 31, 2001  AUGUST 31, 2000    AUGUST 31, 2001   AUGUST 31, 2000
                                      ---------------  ---------------    ---------------   ---------------
Increase (decrease) in net assets:
Operations:
  Net investment income ............  $    59,582,670   $   142,300,137     $   4,162,116     $   6,958,598
  Net gain (loss) on investments ...          105,064           (46,157)          (37,788)               --
                                      ---------------   ---------------     -------------     -------------
  Net increase in net assets
    resulting from operations ......       59,687,734       142,253,980         4,124,328         6,958,598
                                      ---------------   ---------------     -------------     -------------
Distributions to shareholders:
Dividends to shareholders from
  Net Investment Income:
    Bedford shares .................      (24,842,700)      (21,820,881)       (4,156,763)       (3,912,970)
    Cash Preservation shares .......          (13,247)          (14,538)           (5,353)           (6,360)
    Janney Montgomery Scott
      shares .......................               --       (55,534,937)               --        (3,039,268)
    Principal shares ...............      (12,476,504)      (11,383,856)               --                --
    Sansom Street shares ...........      (12,942,542)      (31,566,483)               --                --
    Select shares ..................       (9,307,677)      (21,979,442)               --                --
                                      ---------------   ---------------     -------------     -------------

      Total Dividends to
        shareholders ...............      (59,582,670)     (142,300,137)       (4,162,116)       (6,958,598)
                                      ---------------   ---------------     -------------     -------------
Net capital share transactions .....     (228,925,598)   (1,334,348,297)       33,081,455      (142,742,303)
                                      ---------------   ---------------     -------------     -------------
Total increase/(decrease) in
  net assets .......................     (228,820,534)   (1,334,394,454)       33,043,667      (142,742,303)
Net Assets:
  Beginning of year ................    1,404,725,877     2,739,120,331       122,289,161       265,031,464
                                      ---------------   ---------------     -------------     -------------
  End of year ......................  $ 1,175,905,343   $ 1,404,725,877     $ 155,332,828     $ 122,289,161
                                      ===============   ===============     =============     =============

                                             GOVERNMENT OBLIGATIONS
                                            MONEY MARKET PORTFOLIO
                                      ---------------------------------
                                          FOR THE           FOR THE
                                         YEAR ENDED        YEAR ENDED
                                      AUGUST 31, 2001    AUGUST 31, 2000
                                      ---------------    ---------------
Increase (decrease) in net assets:
Operations:
  Net investment income .............   $   5,099,087    $  22,009,006
  Net gain (loss) on investments ....            (826)            (776)
                                        -------------    -------------
  Net increase in net assets
    resulting from operations .......       5,098,261       22,008,230
                                        -------------    -------------
Distributions to shareholders:
Dividends to shareholders from
  Net Investment Income:
    Bedford shares ..................      (5,099,087)      (5,029,950)
    Cash Preservation shares ........              --               --
    Janney Montgomery Scott
      shares ........................              --      (16,979,056)
    Principal shares ................              --               --
    Sansom Street shares ............              --               --
    Select shares ...................              --               --
                                        -------------    -------------

      Total Dividends to
        shareholders ................      (5,099,087)     (22,009,006)
                                        -------------    -------------
Net capital share transactions ......      34,006,121     (388,595,430)
                                        -------------    -------------
Total increase/(decrease) in
  net assets ........................      34,005,295     (388,596,206)
Net Assets:
  Beginning of year .................      93,800,003      482,396,209
                                        -------------    -------------
  End of year .......................   $ 127,805,298    $  93,800,003
                                        =============    =============

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (a)
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                  MONEY MARKET PORTFOLIO
                                ------------------------------------------------------------
                                  FOR THE     FOR THE     FOR THE    FOR THE      FOR THE
                                   YEAR        YEAR        YEAR       YEAR         YEAR
                                   ENDED       ENDED       ENDED      ENDED        ENDED
                                 AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,  AUGUST 31,
                                   2001        2000        1999       1998         1997
                                 ----------  ----------  ----------  ----------  ----------
Net asset value,
  beginning of year ............  $  1.00     $  1.00     $  1.00      $  1.00     $  1.00
                                  -------     -------     -------      -------     -------
Income from investment
  operations:
  Net investment income ........   0.0460      0.0512      0.0425       0.0473      0.0462
                                  -------     -------     -------      -------     -------
   Total net income
     from investment
     operations ................   0.0460      0.0512      0.0425       0.0473      0.0462
                                  -------     -------     -------      -------     -------
Less distributions
  Dividends (from net
   investment income) ..........  (0.0460)    (0.0512)    (0.0425)     (0.0473)    (0.0462)
                                  -------     -------     -------      -------     -------
   Total distributions .........  (0.0460)    (0.0512)    (0.0425)     (0.0473)    (0.0462)
                                  -------     -------     -------      -------     -------
Net asset value,
  end of year ..................  $  1.00     $  1.00     $  1.00      $  1.00     $  1.00
                                  =======     =======     =======      =======     =======
  Total Return .................    4.70%       5.24%       4.34%        4.84%       4.72%

Ratios /Supplemental Data
  Net assets,
   end of year (000) ........... $676,964    $423,977    $360,123     $762,739  $1,392,911
  Ratios of expenses to
   average net assets ..........  1.00%(b)     .97%(b)     .97%(b)      .97%(b)     .97%(b)
  Ratios of net investment
   income to average
   net assets ..................    4.46%       5.15%       4.25%        4.73%       4.62%


                                            MUNICIPAL MONEY MARKET PORTFOLIO
                             --------------------------------------------------------------
                               FOR THE    FOR THE     FOR THE        FOR THE     FOR THE
                                YEAR       YEAR        YEAR          YEAR         YEAR
                                ENDED      ENDED       ENDED         ENDED        ENDED
                             AUGUST 31,  AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,
                                2001       2000        1999           1998         1997
                             ----------  ----------  ----------    ----------  ------------
Net asset value,
  beginning of year .......     $  1.00   $  1.00      $  1.00      $  1.00      $  1.00
                                -------   -------      -------      -------      -------
Income from investment
  operations:
  Net investment income ...      0.0286    0.0301       0.0243       0.0286       0.0285
                                -------   -------      -------      -------      -------
   Total net income
     from investment
     operations ...........      0.0286    0.0301       0.0243       0.0286       0.0285
                                -------   -------      -------      -------      -------
Less distributions
  Dividends (from net
   investment income) .....    (0.0286)   (0.0301)     (0.0243)     (0.0286)     (0.0285)
                                -------   -------      -------      -------      -------
   Total distributions ....    (0.0286)   (0.0301)     (0.0243)     (0.0286)     (0.0285)
                                -------   -------      -------      -------      -------
Net asset value,
  end of year .............     $  1.00   $  1.00      $  1.00      $  1.00      $  1.00
                                =======   =======      =======      =======      =======
  Total Return ............       2.90%     3.05%        2.46%        2.97%        2.88%

Ratios /Supplemental Data
  Net assets,
   end of year (000) ......    $155,217  $131,201     $150,278     $147,633     $213,034
  Ratios of expenses to
   average net assets .....      .90%(b)   .89%(b)      .89%(b)      .89%(b)      .85%(b)
  Ratios of net investment
   income to average
   net assets .............       2.83%     2.98%        2.43%        2.86%        2.85%



(a) Financial Highlights relate solely to the Bedford Class of shares within each portfolio.
(b) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.19%, 1.05%, 1.08%, 1.10% and 1.12% for the years ended August 31,
     2001, 2000, 1999, 1998 and 1997, respectively. For the Municipal Money Market Portfolio, the ratios of expenses to average net assets would have been 1.29%, 1.21%, 1.15%, 1.15% and 1.14% for the years ended August 31,
     2001, 2000, 1999, 1998 and 1997, respectively.

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (a)
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

                                                                     GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                                                  ----------------------------------------------------------------------------------
                                                       FOR THE          FOR THE        FOR THE         FOR THE          FOR THE
                                                         YEAR             YEAR           YEAR           YEAR              YEAR
                                                        ENDED            ENDED           ENDED          ENDED             ENDED
                                                   AUGUST 31, 2001  AUGUST 31, 2000 AUGUST 31, 1999 AUGUST 31, 1998  AUGUST 31, 1997
                                                  ----------------  --------------- --------------- ---------------  ---------------
Net asset value, beginning of year ................    $   1.00          $   1.00     $   1.00        $   1.00         $   1.00
                                                       --------          --------     --------        --------         --------
Income from investment operations:
  Net investment income ...........................      0.0441            0.0492       0.0409          0.0464           0.0449
                                                       --------          --------     --------        --------         --------
      Total net income from investment operations .      0.0441            0.0492       0.0409          0.0464           0.0449
                                                       --------          --------     --------        --------         --------
Less distributions
  Dividends (from net investment income) ..........     (0.0441)          (0.0492)     (0.0409)        (0.0464)         (0.0449)
                                                       --------          --------     --------        --------         --------
      Total distributions .........................     (0.0441)          (0.0492)     (0.0409)        (0.0464)         (0.0449)
                                                       --------          --------     --------        --------         --------
Net asset value, end of year ......................    $   1.00          $   1.00     $   1.00        $   1.00         $   1.00
                                                       ========          ========     ========        ========         ========
Total Return ......................................       4.50%             5.03%        4.17%           4.74%            4.59%

Ratios /Supplemental Data
  Net assets, end of year (000) ...................    $127,805          $102,322     $113,050        $128,447         $209,715
  Ratios of expenses to average net assets ........     1.00%(b)          .977%(b)     .975%(b)        .975%(b)         .975%(b)
  Ratios of net investment income to average
    net assets ....................................       4.27%             4.92%        4.09%           4.63%            4.49%

(a) Financial Highlights relate solely to the Bedford Class of shares within each portfolio.
(b) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Government Obligations Money Market Portfolio would have been 1.22%, 1.12%, 1.13%, 1.10% and 1.09% for the years ended August 31, 2001, 2000, 1999, 1998 and 1997, respectively.

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 2001


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 20.97 billion shares are currently classified into ninety-four classes. Each class represents an interest in one of fourteen investment portfolios of the Fund. The classes have been grouped into fourteen separate "families", eight of which have begun investment operations: the Bedford Family, the Sansom Street Family, the Cash Preservation Family, the Principal Family, the n/i numeric investors Family, the Boston Partners Family, the Bogle Family and the Schneider Family. The Bedford Family represents interests in three portfolios, which are covered in this report.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed, to ensure that cost continues to approximate market value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

              B) SECURITY TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB families (such as trustee or professional fees) are charged to all funds in proportion to their net assets of the RBB funds.

              C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily, recorded on the ex-date and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

              D) FEDERAL TAXES -- No provision is made for Federal taxes. It is the Fund's intention to have each portfolio to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. If the value of the underlying securities fall below 102% of the value of the purchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next Fund business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Fund has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2001

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, BlackRock Institutional Management Corp. ("BIMC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser to the portfolios described herein.

     For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly, and based on the portfolio's average daily net assets:

              PORTFOLIO                           ANNUAL RATE
   ---------------------------    ---------------------------------------------
   Money Market and Government    .45% of first $250 million of net assets;
     Obligations Money Market     .40% of next $250 million of net assets;
     Portfolios                   .35% of net assets in excess of $500 million.

   Municipal Money Market         .35% of first $250 million of net assets;
     Portfolio                    .30% of next $250 million of net assets;
                                  .25% of net assets in excess of $500 million.

     BIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for these portfolios. For each class of shares within a respective portfolio, the net advisory fee charged to each class is the same on a relative basis. For the year ended August 31, 2001, advisory fees and waivers for the investment portfolios were as follows:

                                                          GROSS                          NET
                                                        ADVISORY                      ADVISORY
                                                           FEE          WAIVER           FEE
                                                       ----------    ------------    -----------
     Money Market Portfolio                            $4,622,883    $(1,375,781)    $3,247,102
     Municipal Money Market Portfolio                     514,091       (509,969)         4,122
     Government Obligations Money Market Portfolio        536,815       (262,095)       274,720

     BIMC also serves as administrator for the Money Market and the Government Obligations Money Market Portfolios. For the Money Market and Government Obligations Money Market Portfolios, BIMC and PFPC, Inc. ("PFPC") have entered into a delegation agreement, wherein PFPC has agreed to perform Administration and Accounting services for an annual fee of .10% of the average net assets of the portfolios, paid out of the fee paid to BIMC.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2001

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     In addition, PFPC serves as administrator for the Municipal Money Market Portfolio. The administration fee is computed daily and payable monthly at an annual rate of .10% of the Portfolio's average daily net assets. PFPC may, at its discretion, voluntarily waive all or any portion of its administration fee for the Portfolio. For the year ended August 31, 2001, the administration fee and waiver for the portfolio were as follows:

                                               GROSS                             NET
                                          ADMINISTRATION                   ADMINISTRATION
                                                FEE            WAIVER            FEE
                                          ---------------    ----------    --------------
     Municipal Money Market Portfolio        $146,883         $(56,806)       $90,077

     The investment advisor/administrator may voluntarily waive and/or reimburse each portfolio for the amount, if any, by which the total operating and management expenses exceed the expense cap. For the year ended August 31, 2001, the expense caps were as follows:

     PORTFOLIO                                         CLASS OF SHARES          EXPENSE CAP
     ----------                                        ------------------       -----------
     Money Market Portfolio                            Bedford                     1.00%
                                                       Cash Preservation            .98
                                                       Sansom Street                .49
                                                       Principal                    .77

     Municipal Money Market Portfolio                  Bedford                      .90%
                                                       Cash Preservation            .98

     Government Obligations Money Market Portfolio     Bedford                     1.00%

     For the year ended August 31, 2001 waived expenses were $264,231 for the Money Market Portfolio. Reimbursed expenses for the year ended August 31, 2001 were $23,214 and $24,441 for the Money Market Portfolio and Municipal Money Market Portfolio, respectively.

     PFPC Trust Co. serves as custodian for each of the Fund's portfolios. PFPC serves as each class's transfer and dividend disbursing agent. Both PFPC Trust Co. and PFPC are wholly-owned subsidiaries of PFPC Worldwide Inc., an indirect majority owned subsidiary of The PNC Financial Services Group, Inc.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2001


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the year ended August 31, 2001, transfer agency fees and waivers for each class of shares within the three investment portfolios were as follows:

                                                     GROSS                               NET
                                                TRANSFER AGENCY                    TRANSFER AGENCY
                                                      FEE            WAIVER              FEE
                                                ---------------   --------------  -----------------
Money Market Portfolio
     Bedford Class                                  $204,798        $(204,798)        $     --
     Cash Preservation Class                           7,932           (7,932)              --
     Principal Class                                   7,800               --            7,800
     Sansom Street Class                             145,465          (24,317)         121,148
     Select Class*                                     3,395           (1,375)           2,020
                                                    --------        ---------         --------
        Total Money Market Portfolio                $369,390        $(238,422)        $130,968
                                                    ========        =========         ========
Municipal Money Market Portfolio
     Bedford Class                                  $ 23,792        $      --         $ 23,792
     Cash Preservation Class                          15,771          (15,054)             717
                                                    --------        ---------         --------
        Total Municipal Money Market Portfolio      $ 39,563        $ (15,054)        $ 24,509
                                                    ========        =========         ========
Government Obligations Money Market Portfolio
     Bedford Class                                  $ 17,614        $      --         $ 17,614
                                                    ========        =========         ========

*  The Select Class of shares was liquidated on January 31, 2001.

     The Fund, on behalf of each class of shares within the three investment portfolios, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Fund has entered into Distribution Contracts with PFPC Distributors Inc. ("PFPC Distributors"). PFPC Distributors is a wholly-owned subsidiary of PFPC Worldwide Inc., an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc.

     The contracts provide for each class to make monthly payments, based on average net assets, to PFPC Distributors of up to .65% on an annualized basis for the Bedford, Cash Preservation, and Principal Classes and up to .20% on an annualized basis for the Sansom Street Class. Prior to January 2, 2001, Provident Distributors, Inc. ("PDI") served as the Fund's distributor pursuant to the same compensation arrangement as PFPC Distributors.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2001

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     For the period September 1, 2000 through January 1, 2001, distribution fees paid to PDI for each class were as follows:

                                                                                       DISTRIBUTION
                                                                                           FEE
                                                                                      --------------
                      Money Market Portfolio
                          Bedford Class                                                 $1,006,789
                          Cash Preservation Class                                              417
                          Principal Class                                                  303,527
                          Sansom Street Class                                               46,718
                                                                                        ----------
                              Total Money Market Portfolio                              $1,357,451
                                                                                        ==========
                      Municipal Money Market Portfolio
                          Bedford Class                                                 $  296,131
                          Cash Preservation Class                                              270
                                                                                        ----------
                              Total Municipal Money Market Portfolio                    $  296,401
                                                                                        ==========
                     Government Obligations Money Market Portfolio
                          Bedford Class                                                 $  209,734
                                                                                        ==========

     For the period January 2, 2001 through August 31, 2001, distribution fees paid to PFPC Distributors for each class were as follows:

                                                                                       DISTRIBUTION
                                                                                           FEE
                                                                                       -------------
                      Money Market Portfolio
                          Bedford Class                                                 $2,612,966
                          Cash Preservation Class                                              680
                          Principal Class                                                  756,602
                          Sansom Street Class                                               76,903
                                                                                        ----------
                              Total Money Market Portfolio                              $3,447,151
                                                                                        ==========
                      Municipal Money Market Portfolio
                          Bedford Class                                                 $  657,962
                          Cash Preservation Class                                              492
                                                                                        ----------
                              Total Municipal Money Market Portfolio                    $  658,454
                                                                                        ==========
                      Government Obligations Money Market Portfolio
                          Bedford Class                                                 $  566,038
                                                                                        ==========

     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the year ended August 31, 2001 service organization fees were $13,772 for the Money Market Portfolio.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2001

NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1 per capital share) for each year were as follows:

                                                        MONEY MARKET PORTFOLIO                 MUNICIPAL MONEY MARKET PORTFOLIO
                                                 --------------------------------------       ---------------------------------
                                                     FOR THE              FOR THE                FOR THE           FOR THE
                                                   YEAR ENDED            YEAR ENDED             YEAR ENDED        YEAR ENDED
                                                 AUGUST 31, 2001       AUGUST 31, 2000        AUGUST 31, 2001   AUGUST 31, 2000
                                                 ---------------       ----------------       ---------------   ---------------
                                                       VALUE                VALUE                  VALUE             VALUE
                                                 ---------------       ----------------       -------------       -------------
Shares sold:
    Bedford Class                                $   977,375,528       $    866,092,657       $ 301,784,487       $ 240,430,505
    Cash Preservation Class                              239,568                462,203              67,547              62,468
    Janney Montgomery Scott Class*                            --          5,748,987,958                  --         389,880,620
    Principal Class                                  574,335,866            534,885,343                  --                  --
    Sansom Street Class                            1,562,347,829          3,118,553,510                  --                  --
    Select Class**                                   947,199,090          2,969,370,240                  --                  --
                                                 ---------------       ----------------       -------------       -------------
       Total Shares Sold                           4,061,497,881         13,238,351,911         301,852,034         630,373,593
Shares issued on reinvestment of dividends:
    Bedford Class                                     25,009,271             21,403,595           4,192,079           3,875,706
    Cash Preservation Class                               13,843                 13,920               5,358               6,129
    Janney Montgomery Scott Class*                            --             54,694,717                  --           3,013,665
    Principal Class                                   12,586,542             11,245,950                  --                  --
    Sansom Street Class                                  725,168             13,899,819                  --                  --
                                                 ---------------       ----------------       -------------       -------------
       Total Shares Reinvested                        38,334,824            101,258,001           4,197,437           6,895,500
Shares repurchased:
    Bedford Class                                   (780,367,053)          (792,698,785)       (272,811,440)       (272,492,533)
    Cash Preservation Class                             (471,279)              (194,641)           (156,576)            (83,714)
    Janney Montgomery Scott Class*                            --         (6,892,100,877)                 --        (507,435,149)
    Principal Class                                 (507,329,527)          (547,145,226)                 --                  --
    Sansom Street Class                           (1,688,185,685)        (3,647,602,057)                 --                  --
    Select Class**                                (1,352,404,759)        (2,794,216,623)                 --                  --
                                                 ---------------       ----------------       -------------       -------------
       Total Shares Repurchased                   (4,328,758,303)       (14,673,958,209)       (272,968,016)       (780,011,396)
                                                 ---------------       ----------------       -------------       -------------
Net increase (decrease)                          $  (228,925,598)      $ (1,334,348,297)      $  33,081,455       $(142,742,303)
                                                 ===============       ================       =============       =============
Bedford Shares authorized                          1,500,000,000          1,500,000,000         500,000,000         500,000,000
                                                 ===============       ================       =============       =============

* The Janney Montgomery Scott Class of shares was liquidated on July 31, 2000. ** The Select Class of shares was liquidated on January 31, 2001.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2001

NOTE 3. CAPITAL SHARES (CONTINUED)


                                                                 GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                                                                 ---------------------------------------------
                                                                      FOR THE                     FOR THE
                                                                    YEAR ENDED                  YEAR ENDED
                                                                  AUGUST 31, 2001             AUGUST 31, 2000
                                                                  ---------------            ----------------
                                                                      VALUE                       VALUE
                                                                   -------------             ---------------
      Shares sold:
           Bedford Class                                           $ 262,525,402             $   270,056,423
           Janney Montgomery Scott Class*                                     --               1,451,470,056
                                                                   -------------             ---------------
             Total Shares Sold                                       262,525,402               1,721,526,479
      Shares issued on reinvestment of dividends:
           Bedford Class                                               5,144,971                   4,991,533
           Janney Montgomery Scott Class*                                     --                  16,792,074
                                                                   -------------             ---------------
             Total Shares Reinvested                                   5,144,971                  21,783,607
      Shares repurchased:
           Bedford Class                                            (233,664,252)               (294,238,125)
           Janney Montgomery Scott Class*                                     --              (1,837,667,391)
                                                                   -------------             ---------------
             Total Shares Repurchased                               (233,664,252)             (2,131,905,516)
                                                                   -------------             ---------------
      Net increase (decrease)                                      $  34,006,121             $  (388,595,430)
                                                                   =============             ===============
      Bedford Shares authorized                                      500,000,000                 500,000,000
                                                                   =============             ===============

*  The Janney Montgomery Scott Class of shares was liquidated on July 31, 2000.

NOTE 4. NET ASSETS

     At August 31, 2001, net assets consisted of the following:

                                                                                              GOVERNMENT
                                                                              MUNICIPAL     OBLIGATIONS
                                                          MONEY MARKET      MONEY MARKET    MONEY MARKET
                                                            PORTFOLIO         PORTFOLIO     PORTFOLIO
                                                         --------------     ------------     ------------
Paid-in capital                                          $1,175,902,466     $155,388,051     $127,864,242
Accumulated net realized gain/(loss) on investments               2,877          (55,223)         (58,944)
                                                         --------------     ------------     ------------
   Total net assets                                      $1,175,905,343     $155,332,828     $127,805,298
                                                         ==============     ============     ============

NOTE 5. CAPITAL LOSS CARRYOVER

     At August 31, 2001 capital loss carryovers were available to offset future realized gains as follows: $55,223 in the Municipal Money Market Portfolio of which, $9,789 expires in 2002, $674 expires in 2004, $3,917 expires in 2005, $3,055 expires in 2006, and $37,788 expires in 2010; $58,944 in the Government Obligations Money Market Portfolio of which $12,149 expires in 2004, $1,291 expires in 2005, $5,792 expires in 2006, $37,984 expires in 2007, $776 expires in 2008, and $952 expires in 2010.

     The Municipal Money Market Portfolio had $1,058 of capital loss carryover that expired in 2001, and was reclassified to paid-in capital.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2001


NOTE 6. OTHER FINANCIAL HIGHLIGHTS

     The Fund currently offers three other classes of shares representing interest in the Money Market Portfolio: Cash Preservation, Sansom Street, and Principal. The Fund currently offers one other class of shares representing interest in the Municipal Money Market Portfolio: Cash Preservation. Each class is marketed to different types of investors. Financial Highlights of the Cash Preservation class is not represented in this report due to its immateriality. Such information is available in the annual report of its respective family. The financial highlights of certain of the other classes are as follows:

THE SANSOM STREET FAMILY (a)

                                                                        MONEY MARKET PORTFOLIO
                                            -------------------------------------------------------------------------------------
                                               FOR THE           FOR THE         FOR THE          FOR THE            FOR THE
                                                 YEAR             YEAR            YEAR             YEAR               YEAR
                                                 ENDED            ENDED           ENDED            ENDED              ENDED
                                            AUGUST 31, 2001  AUGUST 31, 2000 AUGUST 31, 1999  AUGUST 31, 1998    AUGUST 31, 1997
                                            ---------------  --------------- ---------------  ---------------    ---------------
Net asset value, beginning of year ..........    $   1.00        $   1.00        $   1.00         $   1.00           $   1.00
                                                 --------        --------        --------         --------           --------
Income from investment operations:
   Net investment income ....................      0.0511          0.0560          0.0473           0.0520             0.0510
                                                 --------        --------        --------         --------           --------
     Total net income from investment
       operations ...........................      0.0511          0.0560          0.0473           0.0520             0.0510
                                                 --------        --------        --------         --------           --------
Less distributions
   Dividends (from net investment income) ...     (0.0511)        (0.0560)        (0.0473)         (0.0520)           (0.0510)
                                                 --------        --------        --------         --------           --------
     Total distributions ....................     (0.0511)        (0.0560)        (0.0473)         (0.0520)           (0.0510)
                                                 --------        --------        --------         --------           --------
Net asset value, end of year ................    $   1.00        $   1.00        $   1.00         $   1.00           $   1.00
                                                 ========        ========        ========         ========           ========
Total Return ................................       5.23%           5.75%           4.83%            5.34%              5.22%
Ratios /Supplemental Data
   Net assets, end of year (000) ............    $201,632        $326,745        $841,887         $684,066           $570,018
   Ratios of expenses to average net assets .      .49%(b)         .49%(b)         .49%(b)          .49%(b)            .49%(b)
   Ratios of net investment income to
     average net assets .....................       5.23%           5.42%           4.73%            5.20%              5.10%

(a) Financial highlights relate solely to the Sansom Street Class of shares within the portfolio.

(b) Without the waiver of advisory fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .61%, .61%, .62%, .62% and .64% for the years ended August 31, 2001, 2000, 1999, 1998 and 1997, respectively.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                 AUGUST 31, 2001


NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE PRINCIPAL FAMILY (a)

                                                                   MONEY MARKET PORTFOLIO
                                                   ------------------------------------------------------
                                                       FOR THE           FOR THE
                                                        YEAR              YEAR          FOR THE PERIOD
                                                        ENDED             ENDED        JUNE 1, 1999 TO
                                                   AUGUST 31, 2001   AUGUST 31, 2000   AUGUST 31, 1999(b)
                                                   ---------------   ---------------   ------------------
Net asset value, beginning of year or period .......  $   1.00           $   1.00          $   1.00
                                                      --------           --------          --------
Income from investment operations:
   Net investment income ...........................    0.0483             0.0532            0.0110
                                                      --------           --------          --------
     Total net income from investment operations ...    0.0483             0.0532            0.0110
                                                      --------           --------          --------
Less distributions
   Dividends (from net investment income) ..........   (0.0483)           (0.0532)          (0.0110)
                                                      --------           --------          --------
     Total distributions ...........................   (0.0483)           (0.0532)          (0.0110)
                                                      --------           --------          --------
Net asset value, end of year or period .............  $   1.00           $   1.00          $   1.00
                                                      ========           ========          ========
Total Return .......................................     4.94%              5.46%           1.10%(e)

Ratios /Supplemental Data
   Net assets, end of period (000) .................  $297,115           $217,520          $218,530
   Ratios of expenses to average net assets ........    .77%(c)            .77%(c)        .77%(c)(d)
   Ratios of net investment income to
     average net assets ............................     4.71%              5.32%           4.36%(d)

(a) Financial highlights relate solely to the Principal Family of shares within the portfolio.

(b) On June 1, 1999 the Money Market Portfolio's Principal Class began operations.

(c) Without the waiver of advisory and transfer agent fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .88%, .85% and .85% for the periods ended August 31, 2001, 2000 and 1999, respectively.

(d)  Annualized.

(e)  Non-Annualized.

                        TAX INFORMATION FOR SHAREHOLDERS
                                   (UNAUDITED)

In the twelve months ended August 31, 2001 (the end of the Fund's fiscal year), 100% of the dividends paid by the Municipal Money Market Portfolio were exempt-interest dividends for purposes of federal income taxes and free from such taxes. However, approximately 59.7% of such dividends were attributable to interest on private activity bonds, which must be included in federal alternative minimum taxable income for the purpose of determining liability for federal alternative minimum tax.

In January 2002, you will be furnished with a schedule showing the yearly percentage breakdown by state or U.S. possession of the source of interest earned by the Municipal Money Market Portfolio in calendar year 2001. It is suggested that you consult your tax adviser concerning the applicability of state and local taxes to dividends paid by the Fund during the year.

Morgan Keegan & Company, Inc./Morgan Keegan Tower/Fifty Front Street/Memphis, Tennessee 38103